REFUNDABLE SUBSCRIPTION	12 Months Ended
Dec. 31, 2020
Refundable Subscription
REFUNDABLE SUBSCRIPTION

8. REFUNDABLE SUBSCRIPTION

During the year ended December 31, 2016, the Company cancelled subscription agreements of a non-brokered private placement totalling $45,000 and the Company refunded $35,000. As of December 31, 2020, the remaining $10,000 (2019 - $10,000) is owing and is due on demand.

During the year ended December 31, 2020, the Company received $20,000 of subscription funds for 400,000 flow-through units of the Company at $0.05 per unit in respect to the Company’s announced financing for mineral exploration work expenditures located in the Province of British Columbia. Each unit shall consist of one common share and one share purchase warrant exercisable at $0.10 per share for two years. As at December 31, 2020, no securities have been issued.